Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Capital and Reserve [line items]
Common shares issued	0
Common shares outstanding	448,946,246	448,270,578	447,771,433	446,265,488	445,219,261	444,336,361
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	448,946,246		447,771,433
Common shares outstanding	448,946,246		447,771,433